GEOGRAPHICAL SALES AND SEGMENTS	12 Months Ended
Dec. 31, 2013
GEOGRAPHICAL SALES AND SEGMENTS [Abstract]
GEOGRAPHICAL SALES AND SEGMENTS

NOTE 18 - GEOGRAPHICAL SALES AND SEGMENTS

Information for the Company's sales by geographical area for the years ended December 31, 2013, 2012 and 2011 are as follows:

	Year Ended December 31,
	2013	2012	2011

Domestic Sales	$107,273,543	$111,925,870	$111,130,918
International Sales	6,618,446	10,472,016	7,486,053
	$113,891,989	$122,397,886	$118,616,971

The Company operates one business segment for the years ended December 31, 2013, 2012 and 2011.